Stock Options and Restricted Stock Units (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Options and Restricted Stock Units [Abstract]
Schedule of Company’s Stock Options

A summary of the status of the Company’s stock options as of June 30, 2026 and December 31, 2025, and changes during the periods then ended are presented below:

	Options	Wtd. Avg. Exercise Price
Balance, January 1, 2025	417,003	$7.00
Granted during the period	60,000	3.00
Exercised during the period	—	—
Terminated/Expired during the period	(51,300)	10.57
Balance, December 31, 2025	425,703	$6.01
Granted during the period	—	—
Exercised during the period	—	—
Terminated/Expired during the period	(30,250)	13.90
Balance, June 30, 2026	395,453	$5.40

Exercisable at June 30, 2026	395,453	$5.40

A summary of the status of the Company’s stock options as of December 31, 2025 and 2024, and changes during the years then ended are presented below.

	Options	Wtd. Avg. Exercise Price
Balance, January 1, 2024	461,870	$8.34
Granted during the period	80,000	3.75
Exercised during the period	(15,229)	3.45
Terminated/Expired during the period	(109,638)	9.86
Balance, December 31, 2024	417,003	$7.00
Granted during the period	60,000	3.00
Exercised during the period	—	—
Terminated/Expired during the period	(51,300)	10.57
Balance, December 31, 2025	425,703	$6.01

Exercisable at December 31, 2025	395,703	$6.23

Schedule of Summarizes Information About Outstanding Stock Options

The following table summarizes information about outstanding stock options at June 30, 2026:

Range of Exercise Price	Number Outstanding	Wtd.Avg, Life	Wtd. Avg. Exercise Price
$3.00 – $23.80	395,453	1.8 Years	$5.40

The following table summarizes information about outstanding stock options at December 31, 2025:

Range of Exercise Price	Number Outstanding	Wtd.Avg, Life	Wtd. Avg. Exercise Price
$3.00 – $23.80	425,703	2.5 Years	$6.01

The following table summarizes information about outstanding stock options at December 31, 2025:

Range of Exercise Price	Number Outstanding	Wtd.Avg, Life	Wtd. Avg. Exercise Price
$3.00 – $23.80	425,703	2.5 years	$6.01

Schedule of Company’s RSUs

A summary of the status of the Company’s RSUs as of June 30, 2026 is presented below.

	Number of Units	Wtd. Avg. Grant Date Fair Value per Unit
Unvested units as of January 1, 2025	282,628	$6.06
Granted during the period	3,000	—
Vested during the period	(95,210)	6.06
Forfeited during the period	(2,000)	—
Unvested Units as of December 31, 2025	188,418	$6.06
Granted during the period	243,172	$6.06
Vested during the period	(337,382)	3.99
Forfeited during the period	(34,122)	—
Unvested Units as of June 30, 2026	60,086	$6.06

Vested as of June 30, 2026	432,592	$4.45

A summary of the status of the Company’s RSUs as of December 31, 2025 is presented below:

	Number of Units	Weighted Average Grant Date Fair Value per Unit
Unvested Units at January 1, 2024	—	$—
Granted during the period	282,628	6.06
Vested during the period	—	—
Terminated/Forfeited during the period	—	—
Unvested Units at December 31, 2024	282,628	$6.06
Granted during the period	3,000	6.06
Vested during the period	(95,210)	6.06
Terminated/Forfeited during the period	(2,000)	6.06
Unvested Units at December 31, 2025	188,418	$6.06

Vested Units at December 31, 2025	—	$—

Schedule of Stock Options Granted

The fair values of stock options granted were estimated using the Black-Sholes option-pricing model with the following assumptions for the years ended December 31:

	2025	2024
Risk-free interest rates	3.8%	3.8%
Expected life (in years)	2.6	2.7
Expected volatility	76.52%	64.00%
Dividend yield	0%	0%

Weighted-average grant date fair value per share	$3.00	$3.75